Financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets.
Schedule of financial assets
		Date of		Average yield in	December 31
Type	Name	investment	Maturity	relation to CDI (%)	2019	2018
Domestic currency
Fund	Retail Renda Fixa Crédito Privado Fundo de Investimento	02/22/2018	Indefinite	107.12%	774,257	396,389
Fund	Moving Tech Renda Fixa	12/27/2019	09/01/2022	96.93%	100,136	—
Fund	Options	11/29/2019	12/04/2020	103.75%	16,901	—
Fund	Fixed income	02/26/2019	05/24/2021	103.75%	8,365	16,088
Other	Other investments	—	—	SELIC 100%	669	897
Total domestic currency					900,328	413,374
Foreign currency
Other	Time Deposit	12/12/2019	02/10/2020	—	4,034	—
Total foreign currency					4,034	—
Total (*)					904,362	413,374
	Current assets				902,289	413,374
	Non-current assets				2,073	—

(*)   The amounts presented include R$9,007  (R$364 as of December 31, 2018) related to Linx Pay Meios de Pagamento Ltda.